Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 12 - RELATED PARTY TRANSACTIONS

The Company had transactions with the following related parties:

Name of Related Party	Nature of Relationship
Mr. Szu Hao Huang	Director, Chief Executive Officer (“CEO”)
Mr. Yenhung Liu	Director of the Company
Chengdu Zhonghe sunshine Biotechnology Co., Ltd (“Chengdu Zhonghe”)	A company whose legal representative is Mr. Yenhung Liu
Gasar Biotechnology Co., Ltd.	A company managed by Mr. Szu Hao Huang
Dalan Vincent Holdings Limited	A company managed by Mr. Szu Hao Huang

Due to related parties

	December 31,	December 31,
	2025	2024
Mr. Szu Hao Huang	$140,140	$119,889
Dalan Vincent Holdings Limited	99,975	99,975
Total	$240,115	$219,864

The amounts due to related parties described above were for working capital purposes, are payable on demand, and bear no interest.

Sales to related parties

	Year Ended December 31,
	2025	2024	2023
Gasar Biotechnology Co., Ltd.	$175,405	$52,943	$126,856